Shareholders’ Deficit - Schedule of Fair Value of Warrants Range of Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	Binomial Lattice	Binomial Lattice
Risk free rate range [Member] | Minimum [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.7	3.65
Risk free rate range [Member] | Maximum [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.24	4.69
Measurement Input, Expected Term [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	10
Measurement Input, Expected Term [Member] | Minimum [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input		5
Measurement Input, Expected Term [Member] | Maximum [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input		10
Volatility range [Member] | Minimum [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	159.13	139.73
Volatility range [Member] | Maximum [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	175.32	173.25
Dividend yield [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Expected forfeiture [Member]
Schedule of Fair Value of Warrants Range of Assumptions [Line Items]
Warrants and Rights Outstanding, Measurement Input	44	33